S-K 1604(c) De-SPAC Dilution	Mar. 17, 2026 shares
No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	151,146,332
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	125,201,205
Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	143,958,832
Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	136,771,332
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
Founder Shares [Member] | Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
Founder Shares [Member] | Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	7,912,500
CCIX Stockholders [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	28,750,000
CCIX Stockholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	2,804,873
CCIX Stockholders [Member] | Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	21,562,500
CCIX Stockholders [Member] | Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	14,375,000
PlusAI Stockholders [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	114,483,832
PlusAI Stockholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	114,483,832
PlusAI Stockholders [Member] | Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	114,483,832
PlusAI Stockholders [Member] | Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share	114,483,832